Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current tax
Adjustments for current tax of prior periods	$ (18,412)	$ (3,616)	$ (5,870)
Deferred tax
(Increase)/decrease in deferred tax assets	(8,856)	20,183	(13,204)
(Decrease)/increase in deferred tax liabilities	(99)	(50,870)	(196)
Total deferred tax (benefit)	(8,955)	(30,687)	(13,400)
Income tax expense/(benefit) attributable to loss before income tax	$ (8,955)	$ (30,687)	$ (13,400)